General information	12 Months Ended
Dec. 31, 2018
General information
General information

1.          General information

Semiconductor Manufacturing International Corporation (the “Company” or “SMIC”) was established as an exempt company incorporated under the laws of the Cayman Islands on April 3, 2000. The address of the principal place of business is 18 Zhangjiang Road, Pudong New Area, Shanghai, China, 201203. The registered address is at P.O. Box 2681, Cricket Square, Hutchins Drive, Grand Cayman KY1-1111, Cayman Islands. Semiconductor Manufacturing International Corporation is an investment holding company.

Semiconductor Manufacturing International Corporation and its subsidiaries (hereinafter collectively referred to as the “Group”) are mainly engaged in the computer-aided design, manufacturing, testing, packaging, and trading of integrated circuits and other semiconductor services, as well as designing and manufacturing semiconductor masks. The principal subsidiaries and their activities are set out in Note 18.

These financial statements are presented in US dollars, unless otherwise stated.